Stockholders' Equity (Dividends and Distributions) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Nov. 03, 2019	Nov. 04, 2018	Oct. 29, 2017
Equity [Abstract]
Cash dividends and distributions declared and paid per share/unit	$ 10.60	$ 7.00	$ 4.08
Cash dividends declared and paid to common stockholders	$ 4,235	$ 2,921	$ 1,653
Cash distributions declared and paid to limited partners	$ 0	$ 77	$ 92